Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation expense	$ 42,235	$ 42,042	$ 40,085